DREYFUS BASIC MUNICIPAL FUND, INC.
                                200 PARK AVENUE
                              NEW YORK, NY  10166


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549


      24f-2 Notice - DREYFUS BASIC MUNICIPAL FUND, INC.
      Registration Statement No. 33-42162 - CIK #878092


Gentlemen:

    The Registration Statement of Dreyfus BASIC Municipal Fund, Inc. was declared effective by the SEC on December 11, 1991. This Registration Statement represented the Fund's election to register an indefinite number of shares and this Notice, filed pursuant to Rule 24f-2, is for the fiscal year ended August 31, 1995.

    The following information is furnished:

                                                                   DOLLAR
                                                     SHARES        AMOUNT

  DREYFUS BASIC INTERMEDIATE MUNICIPAL BOND FUND

    (a) Total number of shares sold during
        fiscal year ended 8/31/95 subject
        to registration under Rule 24f-2:           2,793,004   $34,818,738

    (b) Less shares redeemed during
        fiscal year ended 8/31/95:                  1,811,044    22,408,065
                                                    ---------   -----------

    Net Sales During Year:                            981,960   $12,410,673
                                                    =========   ===========

     Net sales dollar amount of $12,410,673 (Dreyfus BASIC Intermediate Municipal Bond Fund) @ 1/29 of 1% = $4,279.54.


  DREYFUS BASIC MUNICIPAL BOND FUND

    (a) Total number of shares sold during
        fiscal year ended 8/31/95 subject
        to registration under Rule 24f-2:           4,426,159   $55,483,278

    (b) Less shares redeemed during
        fiscal year ended 8/31/95:                  2,431,192    30,420,630
                                                    ---------   -----------

    Net Sales During Year:                          1,994,967   $25,062,648
                                                    =========   ===========

     Net sales dollar amount of $25,062,648 (Dreyfus BASIC Municipal Bond
Fund) @ 1/29 of 1% = $8,642.29.
                                      -2-
                                                                   DOLLAR
                                                     SHARES        AMOUNT


  DREYFUS BASIC MUNICIPAL MONEY MARKET FUND

    (a) Total number of shares sold during
        fiscal year ended 8/31/95 subject
        to registration under Rule 24f-2:      1,715,223,924 $1,715,223,924

    (b) Less shares redeemed during
        fiscal year ended 8/31/95:             1,679,813,716  1,679,813,716
                                               ------------- --------------

    Net Sales During Year:                        35,410,208 $   35,410,208
                                               ============= ==============

     Net sales dollar amount of $35,410,208 (Dreyfus BASIC Municipal Money Market Fund) @ 1/29 of 1% = $12,210.42.


                              CALCULATION OF FEE

    Dreyfus BASIC Intermediate Municipal Bond Fund - Net sales dollar amount of $12,410,673 @ 1/29 of 1% = $4,279.54.

    Dreyfus BASIC Municipal Bond Fund - Net sales dollar amount of $25,062,648 @ 1/29 of 1% = $8,642.29.

    Dreyfus BASIC Municipal Money Market Fund - Net sales dollar amount of $35,410,208 @ 1/29 of 1% = $12,210.42.

   TOTAL aggregate fee due for ALL PORTFOLIOS = $25,132.25.

   Funds in the amount of $25,132.25, representing the registration fee, were wired to CIK #878092. An opinion of counsel is enclosed.


                                                 Very truly yours,
JJP/ems

cc:  Mr. J. deMichaelis, SEC                     John J. Pyburn
     Ms. R. McLaughlin, E&Y                      Assistant Treasurer